Party-In-Interest Transactions (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Schedule of Investments Plan Holds

The Plan holds investments in the common stock of the Plan Sponsor, comprised of the following at:

December 31, 2025
Fair value	$11,179,195
Number of shares held	702,978

December 31, 2024
Fair value	$12,079,236
Number of shares held	639,790